Transactions with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fritz Companies Israel T. Ltd [Member]
Transactions with Related Parties (Details) [Line Items]
Logistic service fees	$ 1,396	$ 1,510
Acord Insurance Agency Ltd [Member]
Transactions with Related Parties (Details) [Line Items]
Total premium	551	355
Priority Software Ltd.[Member]
Transactions with Related Parties (Details) [Line Items]
Maintenance fees	$ 35	$ 35